Personnel expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Personnel Expenses [Line Items]
Salaries	$ 10,997	$ 7,045	$ 7,339
Variable compensation	9,845	7,954	8,280
of which: performance awards	3,986	3,205	3,190
of which: financial advisors	4,549	4,508	4,860
of which: other	1,310	241	229
Contractors	334	323	381
Social security	1,473	944	978
Post-employment benefit plans	1,361	794	833
of which: defined benefit plans	847	437	470
of which: defined contribution plans	514	357	363
Other personnel expenses	890	621	576
Total personnel expenses	24,899	17,680	18,387
Curtailments	$ 29	$ 20	$ 80